Condensed Combined Consolidated Balance Sheets (Parenthetical)	Mar. 31, 2012	Dec. 31, 2011
Equity [Abstract]
Common unitholders	15,254,890	15,254,890
Subordinated unitholders	15,254,890	15,254,890
General partner	622,649	622,649